Provisions (Tables)	12 Months Ended
Jan. 31, 2019
Provisions [abstract]
Disclosure of Detailed Information About Provisions

	31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s
CURRENT
Lease contributions	179	412	480
Onerous contracts	-	264	377
Make good	742	430	671
	921	1,106	1,528

	31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s
NON-CURRENT
Lease contributions	906	910	702
Onerous contracts	-	-	176
Make good	1,466	1,801	1,371
	2,372	2,711	2,249

Disclosure of Detailed Information About Reconciliation of Changes in Other Provisions

	Lease contributions NZ $000’s	Onerous contracts NZ $000’s	Make good NZ $000’s	Total NZ $000’s
Opening balance at 1 February 2018	1,321	264	2,230	3,815
Additional provisions recognised	337	-	717	1,054
Unused amounts reversed	-	-	(600)	(600)
Unwinding of discounts	-	-	(84)	(84)
Amounts used during the year	(510)	(264)	-	(774)
Exchange differences	(62)	-	(56)	(118)
Balance at 31 January 2019	1,086	-	2,208	3,294

	Lease contributions NZ $000’s	Onerous contracts NZ $000’s	Make good NZ $000’s	Total NZ $000’s
Opening balance at 1 February 2017	1,182	553	2,042	3,777
Additional provisions recognised	635	-	595	1,230
Unused amounts reversed	-	-	(658)	(658)
Unwinding of discounts	-	-	271	271
Amounts used during the year	(547)	(289)	(77)	(913)
Exchange differences	50	(0)	58	108
Balance at 31 January 2018	1,321	264	2,230	3,815

	Lease contributions NZ $000’s	Onerous contracts NZ $000’s	Make good NZ $000’s	Total NZ $000’s
Opening balance at 1 February 2017	1,318	275	1,817	3,410
Additional provisions recognised	145	508	353	1,006
Unused amounts reversed	-	-	(112)	(112)
Unwinding of discounts	-	-	(9)	(9)
Amounts used during the year	(269)	(230)	-	(499)
Exchange differences	(12)	-	(7)	(19)
Balance at 31 January 2018	1,182	553	2,042	3,777